Shareholder Fees - FidelitySAILong-TermTreasuryBondIndexFund-PRO	Apr. 29, 2024 USD ($)
FidelitySAILong-TermTreasuryBondIndexFund-PRO | Fidelity SAI Long-Term Treasury Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none